SHARE CAPITAL - Disclosure of assumptions used in valuing stock options granted (Details) - Year	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	1.18%	0.41%
Expected life of options (in years)	3.5	3.9
Annualized volatility	87.00%	88.00%
Forfeiture rate	2.00%	2.00%
Dividend rate	0.00%	0.00%